Financial assets and liabilities at fair value - Transfers made between both assets and liabilities (Details) - SEK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Financial assets and liabilities at fair value
Transfer from level 2 to level 1	kr 21,461
Transfer between level 2 and level 3		kr (2,124)